Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 2,188
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	3,110
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	6,731
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	8,364
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	2,715
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	3,133
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	290
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	1,120
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	1,034
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	13,044
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	15,641
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	(2,715)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	(3,477)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	10,329
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	12,164
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	(15,839)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	(16,200)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	(86)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	5,510
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	4,122
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	432
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	179
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	(5,942)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	(3,943)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	5,510
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	$ 4,122